Credit loss allowance expenses	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Credit loss allowance expenses

7. Credit loss allowance expenses

	2023	2022	2021

Net increase of loss allowance (note 13)	1,849,706	939,079	311,601
Recovery	(158,747)	(31,491)	(22,494)
Credit card receivables	1,690,959	907,588	289,107

Net increase of loss allowance (note 14)	634,356	501,843	192,078
Recovery	(43,683)	(4,520)	(542)
Loans to customers	590,673	497,323	191,536

Net increase of loss allowance (note 16)	1,417	-	-
Recovery	-	-	-
Other receivables	1,417	-	-

Other financial assets allowance expenses (note 12)	2,169	-	-
Securities	2,169	-	-
Total	2,285,218	1,404,911	480,643